INCOME TAXES (Narrative Summary of Tax Rates) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2018
Income Tax Contingency [Line Items]
Entitlement Of Income Tax Refund, Description	the paying entity is entitled to claim 6/7 of the profit tax paid as refund
Shenzhen Kaisheng [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%
Hong Kong [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	16.50%
PRC | VIE | Youlanguang Technology [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income			25.00%
MALTA
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	35.00%
Effective Income Tax Rate Reconciliation, Percent	5.00%
CURAAO
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	2.00%